Schedule of Investments (unaudited)	iShares® MSCI USA ESG Select ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.7%
CH Robinson Worldwide Inc.	193,536	$20,253,542
Expeditors International of Washington Inc.	441,206	50,509,263
		70,762,805
Auto Components — 0.4%
Aptiv PLC(a)	134,714	18,399,238

Automobiles — 2.0%
Tesla Inc.(a)	87,087	81,576,135

Banks — 2.3%
Huntington Bancshares Inc./OH	1,696,370	25,547,332
KeyCorp.	282,873	7,088,797
PNC Financial Services Group Inc. (The)	57,813	11,908,900
Regions Financial Corp.	1,291,210	29,620,358
SVB Financial Group(a)	24,971	14,580,567
Truist Financial Corp.	121,126	7,609,135
		96,355,089
Beverages — 2.7%
Coca-Cola Co. (The)	717,027	43,745,817
Keurig Dr Pepper Inc.	210,487	7,987,982
PepsiCo Inc.	334,321	58,011,380
		109,745,179
Biotechnology — 2.0%
Amgen Inc.	119,127	27,058,507
Biogen Inc.(a)	31,562	7,133,012
Gilead Sciences Inc.	349,079	23,974,745
Vertex Pharmaceuticals Inc.(a)	97,437	23,682,063
		81,848,327
Building Products — 2.8%
Carrier Global Corp.	97,406	4,644,318
Fortune Brands Home & Security Inc.	42,225	3,976,328
Johnson Controls International PLC.	867,925	63,072,110
Owens Corning	86,095	7,636,627
Trane Technologies PLC	207,169	35,860,954
		115,190,337
Capital Markets — 5.4%
Bank of New York Mellon Corp. (The)	440,156	26,083,644
BlackRock Inc.(b)	76,496	62,951,618
CME Group Inc.	21,221	4,870,219
FactSet Research Systems Inc.	17,048	7,192,381
Invesco Ltd.	336,980	7,635,967
Moody's Corp.	21,224	7,279,832
Morgan Stanley	430,547	44,148,289
Northern Trust Corp.	235,987	27,525,524
S&P Global Inc.	20,853	8,658,583
State Street Corp.	188,658	17,828,181
T Rowe Price Group Inc.	55,976	8,644,374
		222,818,612
Chemicals — 2.3%
DuPont de Nemours Inc.	59,311	4,543,222
Ecolab Inc.	235,667	44,647,113
International Flavors & Fragrances Inc.	88,038	11,613,973
Linde PLC	66,369	21,150,473
Mosaic Co. (The)	225,599	9,012,680
PPG Industries Inc.	27,073	4,228,803
		95,196,264

Security	Shares	Value

Communications Equipment — 1.2%
Cisco Systems Inc.	834,147	$46,436,963
Motorola Solutions Inc.	19,855	4,605,169
		51,042,132
Consumer Finance — 1.6%
Ally Financial Inc.	196,045	9,355,267
American Express Co.	314,389	56,533,430
		65,888,697
Containers & Packaging — 0.6%
Amcor PLC	992,781	11,923,300
Ball Corp.	116,403	11,302,731
		23,226,031
Distributors — 0.2%
LKQ Corp.	180,969	9,933,388

Diversified Telecommunication Services — 0.7%
Verizon Communications Inc.	506,312	26,950,988

Electric Utilities — 0.7%
Eversource Energy.	330,894	29,611,704

Electrical Equipment — 0.1%
Plug Power Inc.(a)(c)	108,539	2,373,748

Electronic Equipment, Instruments & Components — 1.0%
Cognex Corp.	55,375	3,680,223
Keysight Technologies Inc.(a)	78,295	13,217,762
Teledyne Technologies Inc.(a)	9,768	4,116,528
Trimble Inc.(a)	185,176	13,362,300
Zebra Technologies Corp., Class A(a)	12,985	6,610,923
		40,987,736
Energy Equipment & Services — 0.9%
Baker Hughes Co.	578,976	15,887,101
Schlumberger NV	536,297	20,953,124
		36,840,225
Entertainment — 1.2%
Activision Blizzard Inc.	70,053	5,534,888
Electronic Arts Inc.	36,908	4,896,215
Netflix Inc.(a)	12,139	5,185,053
Roku Inc.(a)(c)	18,629	3,056,087
Walt Disney Co. (The)(a)	221,961	31,733,764
		50,406,007
Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	70,647	17,767,721
Crown Castle International Corp.	23,940	4,369,289
Equinix Inc.	31,650	22,943,085
Healthpeak Properties Inc.	612,208	21,653,797
Iron Mountain Inc.	93,509	4,293,933
Prologis Inc.	243,236	38,144,270
Ventas Inc.	116,862	6,196,023
Welltower Inc.	86,188	7,466,466
		122,834,584
Food & Staples Retailing — 0.3%
Kroger Co. (The)	177,825	7,751,392
Walgreens Boots Alliance Inc.	91,838	4,569,859
		12,321,251
Food Products — 3.1%
Bunge Ltd.	208,561	20,618,341
Campbell Soup Co.	249,666	11,015,264
General Mills Inc.	333,215	22,885,206

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA ESG Select ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Kellogg Co.	820,535	$51,693,705
McCormick & Co. Inc./MD, NVS	236,172	23,690,413
		129,902,929
Health Care Equipment & Supplies — 2.4%
Align Technology Inc.(a)	6,409	3,172,199
Dexcom Inc.(a)	21,171	9,113,692
Edwards Lifesciences Corp.(a)	232,553	25,394,787
Hologic Inc.(a)(c)	120,839	8,487,731
IDEXX Laboratories Inc.(a)	42,312	21,464,878
Insulet Corp.(a)(c)	47,385	11,751,480
ResMed Inc.	34,892	7,976,311
STERIS PLC	44,774	10,047,286
		97,408,364
Health Care Providers & Services — 1.2%
DaVita Inc.(a)	59,545	6,452,892
HCA Healthcare Inc.	66,325	15,921,316
Humana Inc.	14,961	5,872,192
Laboratory Corp. of America Holdings(a)	16,496	4,476,355
Quest Diagnostics Inc.	126,742	17,112,705
		49,835,460
Health Care Technology — 0.3%
Cerner Corp.	89,181	8,133,307
Teladoc Health Inc.(a)(c)	61,812	4,741,599
		12,874,906
Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants Inc.	31,348	4,384,645
Hilton Worldwide Holdings Inc.(a)	75,551	10,963,206
Vail Resorts Inc.	36,806	10,198,942
		25,546,793
Household Durables — 0.1%
Newell Brands Inc.	193,618	4,493,874
Household Products — 2.3%
Clorox Co. (The)	76,369	12,819,300
Colgate-Palmolive Co.	310,181	25,574,423
Kimberly-Clark Corp.	165,890	22,834,759
Procter & Gamble Co. (The)	219,542	35,225,514
		96,453,996
Industrial Conglomerates — 1.4%
3M Co.	341,715	56,731,524

Insurance — 2.3%
American International Group Inc.	124,533	7,191,781
Marsh & McLennan Companies Inc.	359,899	55,294,882
Prudential Financial Inc.	166,784	18,608,091
Travelers Companies Inc. (The)	88,416	14,692,971
		95,787,725
Interactive Media & Services — 4.9%
Alphabet Inc., Class A(a)	42,944	116,209,470
Alphabet Inc., Class C, NVS(a)	19,135	51,931,816
Meta Platforms Inc, Class A(a)	94,600	29,634,396
Snap Inc., Class A, NVS(a)(c)	82,145	2,672,998
		200,448,680
Internet & Direct Marketing Retail — 0.3%
eBay Inc.	62,094	3,729,986
Etsy Inc.(a)(c)	16,773	2,634,703
MercadoLibre Inc.(a)(c)	6,082	6,885,189
		13,249,878

Security	Shares	Value

IT Services — 5.9%
Accenture PLC, Class A	131,059	$46,339,841
Automatic Data Processing Inc.	215,886	44,509,217
Block Inc.(a)	39,221	4,796,336
Fiserv Inc.(a)(c)	43,365	4,583,680
International Business Machines Corp.	269,079	35,940,882
Mastercard Inc., Class A	93,512	36,131,167
Okta Inc.(a)(c)	29,579	5,853,388
PayPal Holdings Inc.(a)(c)	123,370	21,212,238
Twilio Inc., Class A(a)	35,635	7,345,086
Visa Inc., Class A	162,027	36,645,647
		243,357,482
Leisure Products — 0.4%
Hasbro Inc.	167,621	15,501,590

Life Sciences Tools & Services — 3.9%
Agilent Technologies Inc.	296,520	41,311,166
Illumina Inc.(a)	22,742	7,932,865
Mettler-Toledo International Inc.(a)	15,629	23,016,516
Waters Corp.(a)	116,595	37,324,391
West Pharmaceutical Services Inc.(c)	128,115	50,377,380
		159,962,318
Machinery — 2.5%
Caterpillar Inc.	109,058	21,981,730
Cummins Inc.	131,262	28,993,151
Deere & Co.	25,147	9,465,331
Xylem Inc./NY	425,431	44,678,764
		105,118,976
Media — 0.6%
Cable One Inc.	7,264	11,220,919
Discovery Inc., Class C, NVS(a)(c)	167,615	4,584,270
Interpublic Group of Companies Inc. (The)	232,213	8,252,850
		24,058,039
Metals & Mining — 0.1%
Newmont Corp.	94,035	5,752,121

Multi-Utilities — 0.3%
Consolidated Edison Inc.	78,913	6,822,029
Sempra Energy	43,802	6,051,684
		12,873,713
Multiline Retail — 0.5%
Target Corp.	88,811	19,576,609

Oil, Gas & Consumable Fuels — 0.6%
Cheniere Energy Inc.	49,561	5,545,876
ONEOK Inc.	184,657	11,204,987
Valero Energy Corp.	119,171	9,887,618
		26,638,481
Pharmaceuticals — 1.3%
Eli Lilly & Co.	36,144	8,869,376
Merck & Co. Inc.	175,782	14,322,717
Zoetis Inc.	153,020	30,571,866
		53,763,959
Professional Services — 0.6%
IHS Markit Ltd.	137,997	16,116,670
Robert Half International Inc.	59,760	6,768,417
		22,885,087
Real Estate Management & Development — 0.7%
CBRE Group Inc., Class A(a)	284,079	28,788,566

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA ESG Select ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 0.2%
Norfolk Southern Corp.	32,683	$8,889,449

Semiconductors & Semiconductor Equipment — 6.7%
Advanced Micro Devices Inc.(a)	28,297	3,232,932
Applied Materials Inc.	319,722	44,179,186
Intel Corp.	634,361	30,969,504
Lam Research Corp.	29,877	17,625,040
Marvell Technology Inc.	58,534	4,179,327
NVIDIA Corp.	403,744	98,860,756
NXP Semiconductors NV.	63,556	13,056,945
ON Semiconductor Corp.(a)	119,685	7,061,415
Texas Instruments Inc.	323,335	58,035,399
		277,200,504
Software — 10.6%
Adobe Inc.(a)	89,614	47,880,760
ANSYS Inc.(a)	35,233	11,979,572
Autodesk Inc.(a)(c)	83,180	20,777,532
Cadence Design Systems Inc.(a)	130,982	19,927,602
HubSpot Inc.(a)	11,229	5,488,735
Intuit Inc.	71,030	39,437,987
Microsoft Corp.	645,101	200,613,509
RingCentral Inc., Class A(a)	17,981	3,173,467
salesforce.com Inc.(a)	186,008	43,271,041
ServiceNow Inc.(a)	44,802	26,244,116
Splunk Inc.(a)(c)	35,070	4,345,874
VMware Inc., Class A	38,885	4,995,945
Workday Inc., Class A(a)	40,725	10,303,832
		438,439,972
Specialty Retail — 3.9%
Best Buy Co. Inc.	336,606	33,418,244
Home Depot Inc. (The)	227,893	83,632,173
Lowe's Companies Inc.	140,171	33,269,587
TJX Companies Inc. (The)	65,774	4,733,755
Tractor Supply Co.	25,565	5,581,095
		160,634,854
Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	1,394,584	243,745,392

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	1,566,845	$25,586,579
HP Inc.	395,554	14,528,698
		283,860,669
Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica Inc.(a)	16,056	5,358,850
Nike Inc., Class B	119,167	17,645,058
VF Corp.	191,599	12,494,171
		35,498,079
Trading Companies & Distributors — 1.1%
WW Grainger Inc.	91,733	45,417,926

Total Common Stocks — 99.7% (Cost: $3,590,704,318)	.	4,115,261,000

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(b)(d)(e)	31,051,250	31,060,566
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	8,520,000	8,520,000
		39,580,566

Total Short-Term Investments — 1.0% (Cost: $39,580,100)		39,580,566

Total Investments in Securities — 100.7% (Cost: $3,630,284,418)		4,154,841,566

Other Assets, Less Liabilities — (0.7)%		(27,943,988)

Net Assets—100.0%		$4,126,897,578

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	All or a portion of this security is on loan.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,187,959	$2,875,263	(a)	$—	$(2,191)	$(465)	$31,060,566	31,051,250	$49,306	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,570,000	1,950,000	(a)	—	—	—	8,520,000	8,520,000	338		—
BlackRock Inc.	49,499,648	30,538,384		(15,551,882)	3,677,491	(5,212,023)	62,951,618	76,496	872,652		—
					$3,675,300	$(5,212,488)	$102,532,184		$922,296		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA ESG Select ETF
January 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts S&P 500 E-Mini Index	49	03/18/22	$11,035	$(267,160)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$4,115,261,000	$—	$—	$4,115,261,000
Money Market Funds	39,580,566	—	—	39,580,566
	$4,154,841,566	$—	$—	$4,154,841,566
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(267,160)	$—	$—	$(267,160)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4